Segment Reporting	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
Segment Reporting

Note 11 - Segment Reporting

Operating segments are defined as components of an enterprise about which separate discrete information is available for evaluation by the chief operating decision maker, or decision-making group, in deciding how to allocate resources in assessing performance. The Company has one reportable segment: biotech. The biotech segment consists of the development of clinical and preclinical product candidates for the development of the Company’s proprietary new enhanced thermoacoustic technology platform. The Company’s chief operating decision maker (“CODM”) is the chief executive officer.

The accounting policies of the biotech segment are the same as those described in the summary of significant accounting policies. The CODM assesses performance for the biotech segment based on net loss, which is reported on the income statement as consolidated net loss. The measure of segment assets is reported on the balance sheet as total consolidated assets.

To date, the Company has not generated any product revenue. The Company expects to continue to incur significant expenses and operating losses for the foreseeable future as it advances product candidates through all stages of development and clinical trials and, ultimately, seek regulatory approval.

As such, the CODM uses cash forecast models in deciding how to invest into the biotech segment. Such cash forecast models are reviewed to assess the entity-wide operating results and performance. Net loss is used to monitor budget versus actual results. Monitoring budgeted versus actual results is used in assessing performance of the segment and in establishing management’s compensation, along with cash forecast models.

The table below summarizes the significant expense categories regularly reviewed by the CODM for the three and six months ended June 30, 2026, and 2025:

Operating Expenses	Three Months Ended June 30, 2026	Three Months Ended June 30, 2025	Six Months Ended June 30, 2026	Six Months Ended June 30, 2025
Research and development	$233,665	$381,061	$1,010,075	$909,746
Sales and marketing	5,813	68,834	10,091	137,825
General and administrative	1,243,778	851,195	2,636,838	1,722,801
Total operating expenses	1,483,256	1,301,090	3,657,004	2,770,372

Operating loss	(1,483,256)	(1,301,090)	(3,657,004)	(2,770,372)

Other segment items (a)	1,643,200	75,178	2,505,515	508,130

Net income/(loss)	$159,944	$(1,225,912)	$(1,151,489)	$(2,262,242)

Reconciliation of net loss
Adjustments and reconciling items	—	—	—	—

Consolidated net income/(loss)	$159,944	$(1,225,912)	$(1,151,489)	$(2,262,242)

Operating Expenses	Six Months Ended June 30, 2026	Six Months Ended June 30, 2025
Research and development	$1,010,075	$909,746
Sales and marketing	10,091	137,825
General and administrative	2,636,838	1,722,801
Total operating expenses	3,657,004	2,770,372

Operating loss	(3,657,004)	(2,770,372)

Other segment items (a)	2,505,515	508,130

Net loss	$(1,151,489)	$(2,262,242)

Reconciliation of net loss
Adjustments and reconciling items	—	—

Consolidated net loss	$(1,151,489)	$(2,262,242)

(a)
Other segment items included in segment loss include digital asset staking compensation, changes in fair value of digital asset, changes in warrant liability and interest income.

Note 14 - Segment Reporting

Operating segments are defined as components of an enterprise about which separate discrete information is available for evaluation by the chief operating decision maker, or decision making group, in deciding how to allocate resources in assessing performance. The Company has one reportable segment: biotech. The biotech segment consists of the development of clinical and preclinical product candidates for the development of the Company’s proprietary new enhanced thermoacoustic technology platform. The Company’s chief operating decision maker (“CODM”) is the chief executive officer.

The accounting policies of the biotech segment are the same as those described in the summary of significant accounting policies. The CODM assesses performance for the biotech segment based on net loss, which is reported on the income statement as consolidated net loss. The measure of segment assets is reported on the balance sheet as total consolidated assets.

To date, the Company has not generated any product revenue. The Company expects to continue to incur significant expenses and operating losses for the foreseeable future as it advances product candidates through all stages of development and clinical trials and, ultimately, seek regulatory approval.

As such, the CODM uses cash forecast models in deciding how to invest into the biotech segment. Such cash forecast models are reviewed to assess the entity-wide operating results and performance. Net loss is used to monitor budget versus actual results. Monitoring budgeted versus actual results is used in assessing performance of the segment and in establishing management’s compensation, along with cash forecast models.

The table below summarizes the significant expense categories regularly reviewed by the CODM for the years ended December 31, 2025, and 2024:

	Year Ended	Year Ended
	December 31,	December 31,
	2025	2024
Operating Expenses
Research and development	$1,849,996	$3,190,293
Sales and marketing	$189,470	$571,040
General and administrative	$3,723,635	$7,055,814
Total operating expenses	$5,763,101	$10,817,147

Operating loss	$(5,763,101)	$(10,817,147)
Other segment items (a)	$(1,264,309)	$(690,800)

Net loss	$(7,027,410)	$(11,507,947)

Reconciliation of net loss
Adjustments and reconciling items	—	—
Consolidated net loss	$(7,027,410)	$(11,507,947)

(a)
Other segment items included in segment loss includes digital asset staking compensation, changes in digital assets, warrant expense, changes in warrant liability, gain on settlement of warrant liability and interest income.